Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash [Abstract]
Schedule of Restricted Cash
(in thousands)	December 31, 2019	December 31, 2018
Cash and cash equivalents	$10,002	$2,516
Convertible Notes	—	—
Letters of credit	131	1,012
Security for credit cards	50	50
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$10,183	$3,578